Subsequent Events (Details Narrative) - USD ($)											12 Months Ended
	May 04, 2021	Apr. 30, 2021	Apr. 26, 2021	Apr. 23, 2021	Apr. 22, 2021	Apr. 06, 2021	Mar. 02, 2021	Sep. 26, 2019	Aug. 14, 2019	Mar. 20, 2019	Dec. 31, 2019	Apr. 16, 2021	Sep. 05, 2019	Sep. 13, 2017	Jan. 23, 2017
Lease term													2 years	2 years	8 years
Annual rent, year one													$ 42,000	$ 39,200
Annual rent, year two													$ 44,800	$ 42,000
Stock issued during period, shares								766,667	7,967,871	4,052,652
Stock issued during period, values										$ 281,659	$ 1,000,000
Subsequent Event [Member]
Lease term												2 years
Annual rent, year one												$ 42,000
Annual rent, year two												$ 44,800
Subsequent Event [Member] | Common Stock [Member]
Stock issued during period, shares	1,479,728	2,058,686	2,063,391	836,574			1,479,728
Debt conversion, value		$ 250,000	$ 250,000	$ 100,000
Warrants exercised	1,479,728
Stock issued during period, values	$ 88,784						$ 88,783
Subsequent Event [Member] | Convertible Debenture [Member]
Issuance of convertible securities					$ 3,000,000	$ 500,000